Postretirement Benefits - Additional Information (Detail) (USD $)	12 Months Ended
	May 31, 2012	May 31, 2011
Medicare
Schedule of Pension and Other Postretirement Benefits Expected Benefit Payments [Line Items]
Reimbursement from medicare	$ 69,000	$ 97,000
POSTRETIREMENT BENEFITS | Minimum
Schedule of Pension and Other Postretirement Benefits Expected Benefit Payments [Line Items]
Estimated benefits payable in the first year	1,100,000
Estimated benefits payable in the second year	1,100,000
Estimated benefits payable in the third year	1,100,000
Estimated benefits payable in the fourth year	1,100,000
Estimated benefits payable in the fifth year	1,100,000
Estimated benefits payable in the years thereafter	8,000,000
POSTRETIREMENT BENEFITS | Maximum
Schedule of Pension and Other Postretirement Benefits Expected Benefit Payments [Line Items]
Estimated benefits payable in the first year	1,300,000
Estimated benefits payable in the second year	1,300,000
Estimated benefits payable in the third year	1,300,000
Estimated benefits payable in the fourth year	1,300,000
Estimated benefits payable in the fifth year	$ 1,300,000